Employees' Retirement Plan (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Retirement Benefits [Abstract]
Employer contributions		$ 469,202	$ 441,512
Pension contributions		$ 94,857	$ 64,771
Minimum contribution rate	19.66%	9.00%
Percentage of other condition of employment		27.00%